UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GSCP (N.J.), L.P.
                  --------------------------
Address:          500 Campus Dr., Suite 220
                  --------------------------
                  Florham Park, NJ 07932


Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Richard T. Allorto, Jr.
                  --------------------------------------------
Title:                     Manager of Financial Reporting
                  --------------------------------------------
Phone:                     (973) 437-1013
                  --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard T. Allorto, Jr.            Florham Park, NJ               2/14/02
-----------------------------           ----------------------         ---------
[Signature]                             [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                   ------------------

Form 13F Information Table Entry Total:     4
                                        -------------

Form 13F Information Table Value Total: $   255,671
                                         ------------
                                          (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

                                                      FORM 13F INFORMATION TABLE
--------------------------------- ----------- ---------- ----------  ----------------- ---------------- --------------  ------------
               COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6        COLUMN 7       COLUMN 8
--------------------------------- ----------- ---------- ----------  ----------------- ---------------- --------------  ------------

--------------------------------- ----------- ---------- ----------  ----------------- ---------------- --------------  ------------
            NAME OF ISSUER         TITLE OF      CUSIP      VALUE     SHRS OR SH/ PUT/    INVESTMENT    OTHER MANAGERS    VOTING
            --------------         ---------     -----    (X $1000)   PRN AMT PRN CALL    DISCRETION    --------------   AUTHORITY
                                     CLASS                ---------   ------- --- ----    ----------                     ---------
                                     -----
--------------------------------- ----------- ----------- ----------- ----------------- --------------- ---------------- -----------

--------------------------------- ----------- ----------- ----------- ----------------- --------------- ---------------- -----------
Moore Ltd                           Common     615785102    124,413     13,096,155  SH       Sole               None        Sole
--------------------------------- ----------- ----------- ----------- ----------------- --------------- ---------------- -----------
Westpoint Stevens, Inc.             Common     961238102     17,411      7,106,331  SH       Sole               None        Sole
--------------------------------- ----------- ----------- ----------- ----------------- --------------- ---------------- -----------
DT Industries Inc.                  Common     23333J108        779        141,700  SH       Sole               None        Sole
--------------------------------- ----------- ----------- ----------- ----------------- --------------- ---------------- -----------
Endo Pharmaceutical Holdings Inc.   Common     29264F205     113,068     9,688,782  SH  Shared - other     Kelso and Co.    Sole
--------------------------------- ----------- ----------- ----------- ----------------- --------------- ---------------- -----------


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